Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss)	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2019	[1]	$ 45,706	$ 57	$ 21,604	$ 23,249	$ 984	$ (188)
Beginning Balance,shares at Dec. 31, 2019	[1]		5,715,950
Net income		4,193			4,193
Dividends declared		(1,433)			(1,433)
Other comprehensive (loss) income		2,208				2,208
Ending Balance at Dec. 31, 2020	[1]	50,674	$ 57	21,604	26,009	3,192	(188)
Ending Balance, Shares at Dec. 31, 2020	[1]		5,715,950
Net income		2,298			2,298
Dividends declared		(484)			(484)
Other comprehensive (loss) income		(412)				(412)
Ending Balance at Jun. 30, 2021		52,076	$ 57	21,604	27,823	2,780	(188)
Ending Balance, Shares at Jun. 30, 2021			5,715,950
Beginning Balance at Dec. 31, 2020	[1]	50,674	$ 57	21,604	26,009	3,192	(188)
Beginning Balance,shares at Dec. 31, 2020	[1]		5,715,950
Net income		289			289
Dividends declared		(1,462)			(1,462)
Impact of merger with GNB Financial Services, Inc.		61,396	$ 41	61,167			188
Impact of merger with GNB Financial Services, Inc., shares			4,098,485
Exercise of stock options		120	$ 1	119
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			12,000
Stock option expense		20		20
Other comprehensive (loss) income		(1,414)				(1,414)
Ending Balance at Dec. 31, 2021		109,623	$ 99	82,910	24,836	1,778
Ending Balance, Shares at Dec. 31, 2021			9,826,435
Beginning Balance at Mar. 31, 2021		50,750	$ 57	21,604	26,892	2,385	(188)
Beginning Balance,shares at Mar. 31, 2021			5,715,950
Net income		1,173			1,173
Dividends declared		(242)			(242)
Other comprehensive (loss) income		395				395
Ending Balance at Jun. 30, 2021		52,076	$ 57	21,604	27,823	2,780	$ (188)
Ending Balance, Shares at Jun. 30, 2021			5,715,950
Beginning Balance at Dec. 31, 2021		109,623	$ 99	82,910	24,836	1,778
Beginning Balance,shares at Dec. 31, 2021			9,826,435
Net income		3,130			3,130
Dividends declared		(1,475)			(1,475)
Exercise of stock options		120		120
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			12,000
Stock option expense		40		40
Other comprehensive (loss) income		(6,667)				(6,667)
Ending Balance at Jun. 30, 2022		104,771	$ 99	83,070	26,491	(4,889)
Ending Balance, Shares at Jun. 30, 2022			9,838,435
Beginning Balance at Mar. 31, 2022		106,340	$ 99	82,930	25,623	(2,312)
Beginning Balance,shares at Mar. 31, 2022			9,826,435
Net income		1,606			1,606
Dividends declared		(738)			(738)
Exercise of stock options		120		120
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			12,000
Stock option expense		20		20
Other comprehensive (loss) income		(2,577)				(2,577)
Ending Balance at Jun. 30, 2022		$ 104,771	$ 99	$ 83,070	$ 26,491	$ (4,889)
Ending Balance, Shares at Jun. 30, 2022			9,838,435

[1]	Common Stock Shares, Common Stock Amount, Surplus, and Dividends per share amount have been retrospectively adjusted to reflect the effect of the recapitalization due to the Merger, which has been accounted for as a reverse acquisition.